EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Investments In Affiliates Subsidiaries Associates And Joint Ventures Tables [Abstract]
Equity Method Investments Tables [Text Block]

	2015	2016	2017
	Continuing Operations	Continuing Operations
	(EUR in millions)
Equity method investments	26	6	7
Revenue	55	54	54
Gross profit	11	10	11
Net earnings	4	-	1
Group’s equity in net earnings	2	1	1
Balance Sheet data as at December 31,
Current assets	57	37	37
Non-current assets	34	38	14
Current liabilities	12	11	12
Non-current liabilities	35	34	6
Net assets	44	30	32
Group’s equity in net assets	26	7	8